Taxation (Details) - Schedule of operating loss carry forward	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 73,155,458
Two Thousand Tweenty Three [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	20,244,602
Two Thousand Tweenty Four [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	9,508,787
Two Thousand Tweenty Five [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	4,878,538
Two Thousand Tweenty Six [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	2,276,968
Two Thousand Tweenty Seven [Member[
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 36,246,563